Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Without Sales Load [Member] | C000005462
Average Annual Return [Line Items]
Average Annual Return, Percent	11.75%	8.02%	9.78%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.54%	7.40%	7.82%